Intangible Assets - Summary of Intangible Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning, net	₩ 3,129,833	₩ 3,447,333
Acquisition and capital expenditure	309,737	346,989
Disposal and termination	(11,640)	(25,668)
Amortization	(691,909)	(627,261)	₩ (604,744)
Impairment	(236,207)	(30,674)
Acquisition and disposition of businesses	6,030	(10,266)
Others	28,017	29,380
Ending, net	2,533,861	3,129,833	3,447,333
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	8,148,293	7,942,556
Ending, net	8,163,459	8,148,293	7,942,556
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(5,018,460)	(4,495,223)
Ending, net	(5,629,598)	(5,018,460)	(4,495,223)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	708,223	696,872
Acquisition and capital expenditure		19,455
Impairment	(230,352)	(24,006)
Acquisition and disposition of businesses	6,207	0
Others	4,349	15,902
Ending, net	488,427	708,223	696,872
Goodwill [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	1,037,887	1,002,530
Ending, net	1,036,354	1,037,887	1,002,530
Goodwill [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(329,664)	(305,658)
Ending, net	(547,927)	(329,664)	(305,658)
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	171,856	228,373
Acquisition and capital expenditure	33,078	45,997
Disposal and termination	(4,812)	(5,503)
Amortization	(63,052)	(93,374)
Impairment	(128)	(744)
Acquisition and disposition of businesses		(2,320)
Others	1,658	(573)
Ending, net	138,600	171,856	228,373
Development costs [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	1,803,687	1,812,377
Ending, net	1,790,446	1,803,687	1,812,377
Development costs [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(1,631,831)	(1,584,004)
Ending, net	(1,651,846)	(1,631,831)	(1,584,004)
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	155,076	139,425
Acquisition and capital expenditure	38,603	55,651
Disposal and termination	(397)	(48)
Amortization	(52,265)	(54,748)
Impairment	(16)	(508)
Acquisition and disposition of businesses	(108)	(802)
Others	11,769	16,106
Ending, net	152,662	155,076	139,425
Software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	1,156,951	1,083,426
Ending, net	1,196,329	1,156,951	1,083,426
Software [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(1,001,875)	(944,001)
Ending, net	(1,043,667)	(1,001,875)	(944,001)
Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	1,488,256	1,839,131
Acquisition and capital expenditure	37
Amortization	(350,276)	(350,265)
Others	175	(610)
Ending, net	1,138,192	1,488,256	1,839,131
Frequency usage rights [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	2,617,707	2,617,647
Ending, net	2,415,243	2,617,707	2,617,647
Frequency usage rights [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(1,129,451)	(778,516)
Ending, net	(1,277,051)	(1,129,451)	(778,516)
Others [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	606,422	543,532
Acquisition and capital expenditure	238,019	225,886
Disposal and termination	(6,431)	(20,117)
Amortization	(226,316)	(128,874)
Impairment	(5,711)	(5,416)
Acquisition and disposition of businesses	(69)	(7,144)
Others	10,066	(1,445)
Ending, net	615,980	606,422	543,532
Others [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	1,532,061	1,426,576
Ending, net	1,725,087	1,532,061	1,426,576
Others [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(925,639)	(883,044)
Ending, net	₩ (1,109,107)	₩ (925,639)	₩ (883,044)